Recurring Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in thousands):

March 31, 2026		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds included in cash and cash equivalents	$5,814	$5,814	$—	$—

December 31, 2025		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds included in cash and cash equivalents	$4,275	$4,275	$—	$—

The following tables summarize the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in thousands):

December 31, 2025		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds included in cash and cash equivalents	$4,275	$4,275	$—	$—

December 31, 2024		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds included in cash and cash equivalents	$28	$28	$—	$—
Liabilities
Derivative liabilities	$95	$—	$—	$95

December 31, 2023		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds included in cash and cash equivalents	$537	$537	$—	$—
Liabilities
Warrant liabilities	376	—	—	376
Derivative liabilities	$95	$—	$—	$95

Summary of The Fair Value of The Derivative Liabilities and The Warrant Liabilities, Level 3 Fair Value Estimates
The table below provides a summary of the fair value of the derivative liabilities, which were Level 3 fair value estimates (in thousands), for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
Fair value of derivative liabilities, beginning of period	$—	$95
Change in fair value of derivative liabilities	—	—

Fair value of derivative liabilities, end of period	$—	$95

The table below provides a summary of the fair value of the derivative liabilities and the warrant liabilities, which were Level 3 fair value estimates (in thousands), for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Fair value of derivative liabilities, beginning of year	$95	$95	$45
Change in fair value of derivative liabilities	(95)	—	50

Fair value of derivative liabilities, end of year	$—	$95	$95

	Year Ended December 31,
	2025	2024	2023
Fair value of warrant liabilities, beginning of year	$—	$376	$—
Issuance of September 2023 Warrants and September 2023 Placement Agent Warrants	—	—	1,969
Change in fair value of September 2023 Warrants and September 2023 Placement Agent Warrants	—	(376)	(1,593)

Fair value of warrant liabilities, end of year	$—	$—	$376